Consolidated Statement of Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash generated from operations	£ 2,724	£ 2,555	£ 2,526
Interest paid (including lease interest)	(175)	(179)	(169)
Interest received	4	24	6
Tax paid (net)	(464)	(415)	(449)
Net cash from operating activities	2,089	1,985	1,914
Cash flows from investing activities
Acquisitions	(423)	(935)	(131)
Purchases of property, plant and equipment	(47)	(56)	(51)
Expenditure on internally developed intangible assets	(333)	(306)	(303)
Purchase of investments	(8)	(13)	(10)
Proceeds from disposals of property, plant and equipment	2	4	1
Gross proceeds from business disposals	82	34	84
Payments on business disposals	(40)	(29)	(43)
Dividends received from joint ventures	34	30	38
Net cash used in investing activities	(733)	(1,271)	(415)
Cash flows from financing activities
Dividends paid to shareholders	(842)	(796)	(762)
Distributions to non-controlling interests	(9)	(8)	(10)
Increase/(decrease) in short-term bank loans, overdrafts and commercial paper	98	147	(148)
Issuance of term debt	729	958	873
Repayment of term debt	(617)	(211)	(712)
Repayment of leases	(102)	(95)	(89)
Receipts in respect of subleases	16	14	11
Disposal of non-controlling interest	6
Repurchase of ordinary shares	(600)	(700)	(700)
Purchase of shares by Employee Benefit Trust	(37)	(43)	(39)
Proceeds on issue of ordinary shares	29	21	32
Net cash used in financing activities	(1,329)	(713)	(1,544)
Increase/(decrease) in cash and cash equivalents	27	1	(45)
Movement in cash and cash equivalents
At start of year	114	111	162
Increase/(decrease) in cash and cash equivalents	27	1	(45)
Exchange translation differences	(3)	2	(6)
At end of year	£ 138	£ 114	£ 111